Average Annual Total Returns - FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO - FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO - Fidelity Large Cap Stock Fund
Jun. 29, 2024
Fidelity Large Cap Stock Fund | Return Before Taxes
Average Annual Return:
Past 1 year	23.52%
Past 5 years	15.45%
Past 10 years	10.61%
Fidelity Large Cap Stock Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	22.68%
Past 5 years	14.32%
Past 10 years	9.28%
Fidelity Large Cap Stock Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	14.49%
Past 5 years	12.23%
Past 10 years	8.31%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%